Cover	Oct. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 13, 2026
Entity File Number	000-53239
Entity Registrant Name	Cavitation Technologies, Inc.
Entity Central Index Key	0001376793
Entity Tax Identification Number	20-4907818
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	10019 Canoga Ave.
Entity Address, City or Town	Chatsworth
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91311
City Area Code	(818)
Local Phone Number	718-0905
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	true
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false